Financial Instruments and Risk Management - Summary of Aggregate Net Foreign Exchange Gains/(Losses) Recognized in Profit or Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Net foreign exchange (losses)/gains included in other (losses)/gains - net	¥ 9,629	¥ (3,309)	¥ (6,772)